Average Annual Total Returns - AMG SouthernSun Small Cap Fund	Feb. 01, 2021	Jan. 31, 2021
Class N
Average Annual Return:
1 Year	14.08%
5 Years	10.41%
10 Years	8.93%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year		14.02%
5 Years		9.88%
10 Years		7.65%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		8.38%
5 Years		8.17%
10 Years		7.01%
Class I
Average Annual Return:
1 Year	14.37%
5 Years	10.67%
10 Years	9.21%